Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Gains or losses on financial assets and liabilities [Abstract]
Gains or losses on financial assets and liabilities

37.        Gains or losses on financial assets and liabilities

Gains (losses) on financial assets and liabilities (net) includes the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses derived from the sale and purchase thereof.

The breakdown of the balance of this item, by type of instrument, is as follows:

Thousand of reais	2018	2017		2016

Financial Assets Held For Trading (1)	-	1,174,111	-	3,166,399
Financial Assets Measured At Fair Value Through Profit Or Loss	(138,673)	-		-
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading (1)	(2,764,859)	-		-
Non-Tranding Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	61,239	-		-
Other Financial Assets At Fair Value Through Profit Or Loss (2)	-	30,694		82,638
Financial Assets Not Measured At Fair Value Through Profit Or Loss	(138,104)	(122,115)		(115,202)
Financial Assets available-for-sale
Debt instruments	(111,750)	(156,802)		(108,318)
Equity instruments	(26,354)	34,687		(6,884)
Financial Assets Measured At Fair Value Through Other Comprehensive Income
Gains or losses from hedge accounting, net	197,595	(113,600)		(117,679)
Total	(2,782,802)	969,090		3,016,156

(1) Includes the exchange hedge of the Bank's interest in Cayman (note 24).

(2) Includes the net gain arising from transactions involving debt securities, equity instruments and derivatives included in this portfolio, since the Bank manages its risk in these instruments on a global basis.